CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable		1,103		3,347
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries		118		130
Par value per common share (in dollars per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000
Common shares, shares issued	59,004,772	59,004,772	59,144,055	59,144,055
Common shares, shares outstanding	59,004,772	59,004,772	59,144,055	59,144,055